Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended										12 Months Ended
	Dec. 19, 2022 USD ($)	Sep. 23, 2022 USD ($)	Jun. 24, 2022 USD ($)	Mar. 24, 2022 USD ($)	Nov. 22, 2021	Oct. 21, 2021 USD ($) shares	Oct. 21, 2021 $ / shares shares	May 17, 2021 USD ($)	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 19, 2022 $ / shares shares	Sep. 23, 2022 $ / shares shares	Jun. 24, 2022 $ / shares shares	Mar. 24, 2022 $ / shares shares	Dec. 31, 2020 USD ($)
Share Capital (Details) [Line Items]
Share capital issue											$ 449,374	$ 423,098
Transaction costs													$ 0.9
Gross proceeds				$ 2,500
Issuance of common shares (in Shares) | shares											11,240,839	798,579
Warrant issued						$ 100
Exercise price (in Dollars per share) | $ / shares							$ 0.94										$ 1.5
Exercise period term					2 years
Number of shares reserved for issuance as a percent of total common shares issued and outstanding											10.00%
Maximum term of stock options											Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant (in Dollars per share) | $ / shares											$ 0.43	$ 0.6
Shares outstanding, amount											$ 98,589	$ 103,835						$ 181,162
Private Placements [Member]
Share Capital (Details) [Line Items]
Common shares price (in Dollars per share) | $ / shares							$ 0.94
Gross proceeds	$ 2,600	$ 2,600	$ 2,200			2,500
Issuance of common shares (in Shares) | shares							3,346,542							4,770,000	5,140,000	3,170,000	2,120,000
Transaction costs						$ 100
Common shares (in Shares) | shares							200,793
Warrants issued (in Shares) | shares						200,793
Warrant issued						$ 200
Exercise price (in Dollars per share) | $ / shares														$ 0.74	$ 0.66	$ 0.9
Restricted Share [Member]
Share Capital (Details) [Line Items]
Shares outstanding, share (in Shares) | shares												122,466
Shares outstanding, amount												$ 100
Deferred Share Units [Member]
Share Capital (Details) [Line Items]
Shares outstanding, share (in Shares) | shares											1,409,069	878,744
Bought Deal Public Offering [Member]
Share Capital (Details) [Line Items]
Issuance of common shares (in Shares) | shares									10,253,128
Common shares price (in Dollars per share) | $ / shares										$ 3.31
Share capital issue									$ 26,700	$ 26,700
February 2020 ATM Agreement [Member]
Share Capital (Details) [Line Items]
Transaction costs									1,700
May 2021 ATM Agreement [Member]
Share Capital (Details) [Line Items]
Gross proceeds								$ 50,000			$ 42,000
Issuance of common shares (in Shares) | shares											39,536,834
Transaction costs											$ 1,600
Bottom of range [Member] | Deferred Share Units [Member]
Share Capital (Details) [Line Items]
Percentage of deferred share units											50.00%
Top of range [Member] | Deferred Share Units [Member]
Share Capital (Details) [Line Items]
Percentage of deferred share units											100.00%
Canadian Dollar [Member] | Bought Deal Public Offering [Member]
Share Capital (Details) [Line Items]
Share capital issue									$ 33,940	$ 33,940